Benefit Plans And Obligations For Termination Indemnity (Asset Allocation By Category) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus	2019
Defined Benefit Plan, Plan Assets, Amount	$ 289,493	$ 164,282	$ 167,961
Debt Securities	100.00%	100.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 18
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	67.20%	61.30%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	32.10%	38.20%
Other
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	0.70%	0.50%
Quoted Prices In Active Markets For Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 289,493
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 18